Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2018	$ 35,677,712	$ 5,886,261	$ (611,166)	$ (24,067,556)	$ 16,885,251
Beginning balance, shares at Dec. 31, 2018	32,332,343
Effect of change in functional currency					(597,464)
Shares issued for cash	$ 10,965,269				10,965,269
Shares issued for cash (in shares)	3,333,334
Shares issued pursuant to exercise of warrants	$ 3,634,734				3,634,734
Shares issued pursuant to exercise of warrants (in shares)	1,116,323
Shares issued pursuant to exercise of options	$ 83,382	(27,467)			55,915
Shares issued pursuant to exercise of options (in shares)	137,304
Shares issued for services	$ 292,661				292,661
Shares issued for services (in shares)	140,070
Shares cancelled	$ 37,707				37,707
Shares cancelled (in shares)	(10,000)
Stock-based compensation		5,147,573			5,147,573
Net loss for the year				(23,212,698)	(23,212,698)
Foreign currency translation reserve			898,473		898,473
Ending balance at Dec. 31, 2019	$ 50,616,051	11,006,367	287,307	(47,280,254)	14,629,471
Ending balance, shares at Dec. 31, 2019	37,049,374
Effect of change in functional currency					(4,447,387)
Shares issued for cash	$ 132,941,001				132,941,001
Shares issued for cash (in shares)	46,498,936
Shares issuance costs	$ (5,046,283)				(5,046,283)
Shares issued pursuant to exercise of warrants	$ 32,597,096	(272,600)			32,324,496
Shares issued pursuant to exercise of warrants (in shares)	5,242,389
Shares issued pursuant to exercise of options	$ 950,971	(548,352)			402,619
Shares issued pursuant to exercise of options (in shares)	518,864
Stock-based compensation		6,260,985			6,260,985
Net loss for the year				(63,046,905)	(63,046,905)
Foreign currency translation reserve			4,213,906		4,213,906
Ending balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Ending balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency	$ (14,539,226)				(14,539,226)
Ending balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Ending balance, shares at Jan. 01, 2021	89,309,563
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency					(9,758)
Shares issued for cash	$ 145,768,108				145,768,108
Shares issued for cash (in shares)	21,179,495
Shares issuance costs	$ (155,102)				(155,102)
Shares issued pursuant to exercise of warrants	$ 24,759,643	(1,164)			24,758,479
Shares issued pursuant to exercise of warrants (in shares)	4,269,414
Shares issued pursuant to exercise of options	$ 3,969,568	(2,824,030)			1,145,538
Shares issued pursuant to exercise of options (in shares)	2,456,240
Shares issued pursuant to exercise of RSU	$ 397,060	(582,334)			(185,274)
Shares issued pursuant to exercise of RSU (in shares)	118,497
Shares issued pursuant to exercise of DSU	$ 19,625				19,625
Shares issued pursuant to exercise of DSU (in shares)	5,755
Transfer of DSU to liabilities		(152,165)			(152,165)
Stock-based compensation		5,124,884			5,124,884
Net loss for the year				(41,326,835)	(41,326,835)
Foreign currency translation reserve			587		587
Ending balance at Dec. 31, 2021	$ 372,278,512	$ 18,011,591	$ 4,501,800	$ (151,653,994)	$ 243,137,909
Ending balance, shares at Dec. 31, 2021	117,338,964